Other Payables and Other Liabilities - Summary of Other Payables and Other Liabilities (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025
Included in non-current liabilities
Put option liabilities on non-controlling interest	¥ 230	¥ 379
Consideration liabilities related to the acquisition of Ximalaya	216	0
Other	22	0
Other payables and other liabilities non current	468	379
Included in current liabilities
Accrued expenses (note)	2,224	2,453
Investment payables current	410	1
Other tax liabilities	324	281
Put option liabilities on non-controlling interest	218	0
Payable for construction in progress	195	160
Advances from customers	148	208
Consideration liabilities related to the acquisition of Ximalaya	108	0
Payable to Tencent Group (Note 27(b))	104	90
Other deposits	31	25
Others	689	340
Other payables and other liabilities current	¥ 4,451	¥ 3,558